May 3, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	Strategic Funds, Inc.
-Dreyfus Premier New Leaders Fund
CIK No. 737520
1940 Act File No. 811-3940
1933 Act File No. 2-88816

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 27, 2007.

Please address any comments or questions to the undersigned at (212) 922-6817.

Very truly yours,

/s/Melissa Gonzalez
Melissa Gonzalez